Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes - USD ($)	Jun. 01, 2023	Apr. 01, 2023	Mar. 31, 2023	Mar. 24, 2022
Beijing Deran Technology Co., Ltd [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets				$ 1,146,737
Property and equipment, net				816
Total identifiable assets acquired				2,655,328
Current liabilities				73,906
Deferred tax liabilities				236,768
Total liabilities assumed				310,674
Net identifiable assets acquired				2,344,654
Total purchase consideration				830,324
Fair value of previously held equity interest				996,954
Fair value of non-controlling interests				1,721,734
Goodwill				1,204,358
Beijing Deran Technology Co., Ltd [Member] | Distribution channel [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination				$ 1,020,889
Intangible asset acquired in business combination amortization year				10 years
Beijing Deran Technology Co., Ltd [Member] | Technology [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination				$ 486,886
Intangible asset acquired in business combination amortization year				10 years
Xinjiang BaiJiaYun Technology Co. Ltd [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets			$ 1,967,092
Property and equipment, net			8,237
Total identifiable assets acquired			2,233,061
Current liabilities			494,928
Deferred tax liabilities			14,681
Total liabilities assumed			509,609
Net identifiable assets acquired			1,723,452
Total purchase consideration			742,618
Fair value of non-controlling interests			724,999
Bargain purchase gain			(255,835)
Xinjiang BaiJiaYun Technology Co. Ltd [Member] | Backlog [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination			$ 257,732
Intangible asset acquired in business combination amortization year			3 years 9 months
Acquisition of Wuhan Qiyunshilian [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets	$ 155,448
Property and equipment, net	1,401
Total identifiable assets acquired	156,849
Current liabilities	85,204
Total liabilities assumed	85,204
Net identifiable assets acquired	71,645
Total purchase consideration	70,488
Fair value of previously held equity interest	21,146
Goodwill	$ 19,989
Beijing Hydrogen [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets		$ 807,891
Property and equipment, net		2,076
Other long-term assets		589
Total identifiable assets acquired		4,712,938
Current liabilities		197,236
Deferred tax liabilities		585,357
Total liabilities assumed		782,593
Net identifiable assets acquired		$ 3,930,345
Number of Class A ordinary shares issued as consideration (in Shares)		1,804,630
Quoted price of Class A ordinary shares on acquisition date (in Dollars per share)		$ 7.69
Fair value of Class A ordinary shares issued as consideration		$ 13,877,605
Cash consideration		472,618
Total purchase consideration		14,350,223
Goodwill		10,419,878
Beijing Hydrogen [Member] | Customer relationship [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination		$ 2,038,558
Intangible asset acquired in business combination amortization year		8 years 9 months
Beijing Hydrogen [Member] | Apipost data [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination		$ 1,033,840
Intangible asset acquired in business combination amortization year		0 years
Beijing Hydrogen [Member] | Technology [Member]
Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination		$ 829,984
Intangible asset acquired in business combination amortization year		5 years